Earnings per Share - Reconciliation (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Xerox		$ 1,195,000,000		$ 1,295,000,000		$ 606,000,000
Accrued dividends on preferred stock	(24,000,000)	(24,000,000)	[1]	(24,000,000)	[1]	(21,000,000)	[1]
Basic Earnings per Share		$ 0.90		$ 0.92		$ 0.44
Earnings Per Share, Basic [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Xerox		1,195,000,000		1,295,000,000		606,000,000
Accrued dividends on preferred stock		(24,000,000)		(24,000,000)		(21,000,000)
Adjusted Net Income Available to Common Shareholders		$ 1,171,000,000		$ 1,271,000,000		$ 585,000,000
Weighted-average common shares outstanding		1,302,053		1,388,096		1,323,431
Basic Earnings per Share		$ 0.90		$ 0.92		$ 0.44

[1]	(2)Cash dividends declared on preferred stock of $12.22 per share in the first quarter of 2010 and $20 per share in each quarter thereafter in 2010, 2011 and 2012.